Risk Management (Details Narrative) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Risks and Uncertainties [Abstract]
Foreign currency risk, cash	$ 185,000	$ 117,000
Foreign currency risk, trade payables	185,000	117,000
Foreign currency risk, other liabilites	$ 166,000	$ 104,000